Employee Headcount (Tables)	12 Months Ended
Dec. 31, 2025
Employee Headcount
Schedule of Employee Headcount

	12/31/2025				12/31/2024				12/31/2023
Full-time equivalents	EMEA	Americas	APJ	Total	EMEA	Americas	APJ	Total	EMEA	Americas	APJ	Total
Cloud and software	4,665	4,511	5,381	14,557	4,543	4,339	4,764	13,646	4,389	4,266	4,426	13,080
Services	8,331	4,546	5,813	18,691	8,485	4,719	5,566	18,770	8,178	5,013	5,481	18,672
Research and development	18,589	5,845	13,531	37,965	18,819	5,677	13,094	37,590	18,086	5,884	12,474	36,444
Sales and marketing	12,031	9,829	4,963	26,823	12,042	9,801	5,139	26,983	12,086	10,300	5,342	27,728
General and administration	4,057	1,924	1,356	7,337	3,836	1,836	1,300	6,971	3,619	1,777	1,307	6,704
Infrastructure	3,164	1,104	1,008	5,277	3,076	1,164	921	5,161	2,834	1,274	867	4,975
SAP Group (December 31)	50,837	27,760	32,053	110,650	50,801	27,536	30,784	109,121	49,191	28,515	29,897	107,602
thereof acquisitions	288	74	13	375	413	414	86	912	421	138	0	558
SAP Group (months' end average)	49,685	27,823	31,703	109,211	49,764	27,394	29,997	107,155	48,222	28,239	29,582	106,043